Borrowings and Bank Deposits (Footnote) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Oct. 31, 2014	Sep. 30, 2014	Aug. 05, 2014
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 8)		$ 187,749	$ 209,754
Secured Debt		5,552	9,078
Bank deposits (Note 8)		62,839	53,361
Short-term borrowings (Note 8)		68,515	77,087
Non Recourse Borrowings Of Consolidated Securitization Entities		29,938	30,124
Subsidiary Issuer [Member]
Borrowings And Bank Deposits [Line Items]
Proceeds from Issuance of Unsecured Debt	8,000
Unsecured Long-term Debt, Noncurrent				1,000	750	3,593
Guaranteed investment contracts [Member]
Borrowings And Bank Deposits [Line Items]
Long-term debt, current maturities		439	481
Subordinated Notes Guaranteed By GE [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 8)		300	300
Long-term Debt [Member] | Subsidiary Issuer [Member]
Borrowings And Bank Deposits [Line Items]
Unsecured Long-term Debt, Noncurrent							8,245
Subordinated Debenture [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 8)		2,794
PTL [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 8)		700	700
Synchrony Financial [Member]
Borrowings And Bank Deposits [Line Items]
Long-term borrowings (Note 8)							3,593
Non US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Bank deposits (Note 8)		10,258	13,614
Current Portion Of Long Term Borrowings [Member]
Borrowings And Bank Deposits [Line Items]
Non Recourse Borrowings Of Consolidated Securitization Entities		7,442	9,047
Certificates of Deposit [Member]
Borrowings And Bank Deposits [Line Items]
Secured Long-term Debt, Noncurrent		22,848	18,275
Non Recourse [Member]
Borrowings And Bank Deposits [Line Items]
Secured Debt		$ 1,847	$ 2,478